Structured entities and derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2025
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Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss

$ millions, as at October 31, 2025	Single-seller and multi-seller conduits		Third-party structured vehicles	Loan financing	Other (1)
On-balance sheet assets at carrying value (2)
Cash and non-interest-bearing deposits with banks	$–		$–	$–	$943
Securities	592		6,022	–	791
Loans	135		1,676	19,341	303
Investments in equity-accounted associates and joint ventures	–		51	–	1
Total	$727		$7,749	$19,341	$2,038
October 31, 2024	$377		$4,977	$10,640	$1,795
On-balance sheet liabilities at carrying value (2)
Deposits	$–		$–	$–	$948
Derivatives (3)	–		–	–	41
Other	–		–	–	267
Total	$–		$–	$–	$1,256
October 31, 2024	$–		$–	$–	$1,050
Maximum exposure to loss, net of hedges
Investments and loans	$727		$7,749	$19,341	$1,095
Notional of written derivatives, less fair value losses	–		–	–	18
Liquidity, credit facilities and commitments	22,197	(4)	2,065	10,428	201
Less: hedges of investments, loans and written derivatives exposure	–		–	–	(18)
Total	$22,924		$9,814	$29,769	$1,296
October 31, 2024	$17,014		$6,630	$19,166	$1,323

(1)	Includes Community Reinvestment Act -related investment vehicles, CIBC-managed investment funds, capital vehicles and third-party structured vehicles related to structured credit run-off.
(2)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(3)
Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal client facilitation.

(4)
Excludes an additional $8.4 billion (2024: $6.2 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets. Also excludes $592 million (2024: $276 million) of our direct investments in the multi-seller conduits which we consider investment exposure.

Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Residential mortgage securitizations (1)	$14,368	$14,426	$14,612	$14,598
Securities held by counterparties as collateral under repurchase agreements (2)	104,799	104,799	72,433	72,433
Securities lent for cash collateral (2)	1,507	1,507	2,637	2,637
Securities lent for securities collateral (2)	21,420	21,420	21,712	21,712
Transferred financial assets	$142,094	$142,152	$111,394	$111,380
Associated liabilities (3)	$142,478	$142,443	$111,704	$111,655

(1)
Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $470 million (2024: $410 million) have been applied to reduce these balances.

(2)
Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent and fair value hedge basis adjustments.